                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment [XX]; Amendment Number: 1

     This Amendment (Check only one.): [X] is a restatement.

                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name :    St. Denis J. Villere & Co., LLC
Address : 601 Poydras Street, Suite 1808
          New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young   New Orleans, LA   3/10/06
-------------------    [City, State]     [Date]
    [Signature]

Report Type (Check only one,):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section,]

    13F File Number          Name

    28- ___________          ___________________
    [Repeat as necessary.)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        121

Form 13F Information Table Value Total:   $828,038
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number   Name

___   28-____________   ______________________
[Repeat as Necessary.]

                         St. Denis J. Villere & Co., LLC
                                  Amended 13F
                               December 31, 2005

                    COLUMN 2                                                             COLUMN 7         COLUMN 8
                   ----------                COLUMN 4         COLUMN 5        COLUMN 6   --------  ---------------------
COLUMN 1              TITLE      COLUMN 3   ---------  --------------------  ----------               VOTING AUTHORITY
-----------------      OF      -----------    VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ---------------------
NAME OF ISSUER        CLASS       CUSIP     (X 1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
-----------------  ----------  -----------  ---------  ---------  ---  ----  ----------  --------  ----  ---------  ----
SCP POOL CORP      COM         784028 10 2    64,210   1,725,143  Sh         OTHER                       1,725,143
LUMINEX CORP DEL   COM         55027E 10 2    48,296   4,156,871  Sh         OTHER                       4,156,871
AMERICAN VANGUARD
CORP               COM         030371 10 8    48,125   2,047,864  Sh         OTHER                       2,047,864
3-D SYS CORP DEL   COM NEW     88554D 20 5    40,786   2,265,888  Sh         OTHER                       2,265,888
PETROLEUM
HELICOPTERS INC    COM
                   NON VTG     716604 20 2    35,371   1,132,605  Sh         OTHER                       1,132,605
LASERSCOPE         COM         518081 10 4    33,005   1,469,500  Sh         OTHER                       1,469,500
NOBLE INTL LTD     COM         655053 10 6    32,539   1,561,371  Sh         OTHER                       1,561,371
EPIQ SYS INC       COM         26882D 10 9    31,088   1,676,831  Sh         OTHER                       1,676,831
FIRST ST
BANCORPORATION     COM         336453 10 5    26,829   1,118,339  Sh         OTHER                       1,118,339
GARMIN LTD         ORD         G37260 10 9    26,815     404,150  Sh         OTHER                         404,150
DELTA PETE CORP    COM NEW     247907 20 7    26,707   1,226,791  Sh         OTHER                       1,226,791
BLOCK H & R INC    COM         093671 10 5    23,124     941,896  Sh         OTHER                         941,896
MARCUS CORP        COM         566330 10 6    22,583     960,995  Sh         OTHER                         960,995
KANSAS CITY
SOUTHERN           COM NEW     485170 30 2    21,395     875,766  Sh         OTHER                         875,766
ADVANCED MEDICAL
OPTICS INC         COM         00763M 10 8    21,356     510,900  Sh         OTHER                         510,900
HENRY JACK &
ASSOC INC          COM         426281 10 1    20,327   1,064,810  Sh         OTHER                       1,064,810
INPUT/OUTPUT INC   COM         457652 10 5    19,872   2,826,750  Sh         OTHER                       2,826,750
GULF ISLAND
FABRICATION INC    COM         402307 10 2    19,061     784,087  Sh         OTHER                         784,087
STEWART
ENTERPRISES INC    CL A        860370 10 5    15,587   2,881,106  Sh         OTHER                       2,881,106
COAST FINL HLDGS
INC                COM         190354 10 0    14,654     893,000  Sh         OTHER                         893,000
CABOT CORP         COM         127055 10 1    14,644     409,050  Sh         OTHER                         409,050
WELLS FARGO & CO
NEW                COM         949746 10 1    14,586     232,146  Sh         OTHER                         232,146
LEGGETT & PLATT
INC                COM         524660 10 7    14,466     630,064  Sh         OTHER                         630,064
CABELAS INC        COM         126804 30 1    10,770     648,800  Sh         OTHER                         648,800
PETROLEUM
HELICOPTERS INC    COM VTG     716604 10 3     8,902     287,147  Sh         OTHER                         287,147
CAREMARK RX INC    COM         141705 10 3     7,765     149,924  Sh         OTHER                         149,924
O REILLY
AUTOMOTIVE INC     COM         686091 10 9     7,764     242,550  Sh         OTHER                         242,550
O CHARLEYS INC     COM         670823 10 3     7,713     497,310  Sh         OTHER                         497,310
YELLOW ROADWAY
CORP               COM         985577 10 5     6,319     141,650  Sh         OTHER                         141,650
QUICKSILVER
RESOURCES INC      COM         74837R 10 4     5,938     141,350  Sh         OTHER                         141,350
STONE ENERGY CORP  COM         861642 10 6     5,933     130,300  Sh         OTHER                         130,300
BANK OF AMERICA
CORPORATION        COM         060505 10 4     5,910     128,062  Sh         OTHER                         128,062
INTERNATIONAL
SHIPHOLDING CO     PFD 6%
                   CONV EX     460321 30 0     5,710     113,900  Sh         OTHER                         113,900
INTERNATIONAL
RECTIFIER CORP     COM         460254 10 5     5,449     170,800  Sh         OTHER                         170,800
WESTAR ENERGY INC  COM         95709T 10 0     5,202     241,950  Sh         OTHER                         241,950
US BANCORP DEL     COM NEW     902973 30 4     5,074     169,770  Sh         OTHER                         169,770
SOUTHWESTERN
ENERGY CO          COM         845467 10 9     4,791     133,300  Sh         OTHER                         133,300
EXXON MOBIL CORP   COM         30231G 10 2     4,719      84,010  Sh         OTHER                          84,010
JP MORGAN CHASE
& CO               COM         46625H 10 0     4,053     102,113  Sh         OTHER                         102,113
WHITNEY HLDG CORP  COM         966612 10 3     4,011     145,546  Sh         OTHER                         145,546
BROOKE CORP        COM         112502 10 9     3,864     275,000  Sh         OTHER                         275,000

                         St. Denis J. Villere & Co., LLC
                                  Amended 13F
                               December 31, 2005

TIDEWATER INC      COM         886423 10 2     3,690      83,000  Sh         OTHER                          83,000
DST SYS INC DEL    COM         233326 10 7     3,424      57,150  Sh         OTHER                          57,150
HYDRIL             COM         448774 10 9     3,305      52,800  Sh         OTHER                          52,800
SCHLUMBERGER LTD   COM         806857 10 8     2,764      28,454  Sh         OTHER                          28,454
VITRAN INC         COM         92850E 10 7     2,711     137,600  Sh         OTHER                         137,600
CAPITAL ONE FINL
CORP               COM         14040H 10 5     2,671      30,910  Sh         OTHER                          30,910
CAL MAINE FOODS
INC                COM NEW     128030 20 2     2,597     382,506  Sh         OTHER                         382,506
GENERAL CABLE
CORP DEL NEW       COM         369300 10 8     2,510     127,400  Sh         OTHER                         127,400
HANCOCK HLDG CO    COM         410120 10 9     2,466      65,224  Sh         OTHER                          65,224
CHEMTURA CORP      COM         163893 10 0     2,437     191,900  Sh         OTHER                         191,900
SCOTTS MIRACLE
GRO CO             CL A        810186 10 6     2,352      52,000  Sh         OTHER                          52,000
CERNER CORP        COM         156782 10 4     2,236      24,600  Sh         OTHER                          24,600
GENERAL
ELECTRIC CO        COM         369604 10 3     2,054      58,599  Sh         OTHER                          58,599
ST PAUL
TRAVELERS INC      COM         792860 10 8     1,960      43,885  Sh         OTHER                          43,885
KEYCORP NEW        COM         493267 10 8     1,765      53,600  Sh         OTHER                          53,600
EMAGEON INC        COM         29076V 10 9     1,716     107,900  Sh         OTHER                         107,900
CITIGROUP INC      COM         172967 10 1     1,700      35,025  Sh         OTHER                          35,025
AMSOUTH
BANCORPORATION     COM         032165 10 2     1,676      63,933  Sh         OTHER                          63,933
BIO RAD LABS INC   CL A        090572 20 7     1,649      25,200  Sh         OTHER                          25,200
MARSH & MCLENNAN
COS INC            COM         571748 10 2     1,629      51,300  Sh         OTHER                          51,300
IRWIN FINL CORP    COM         464119 10 6     1,433      66,900  Sh         OTHER                          66,900
MERGE
TECHNOLOGIES INC   COM         589981 10 9     1,415      56,500  Sh         OTHER                          56,500
PFIZER INC         COM         717081 10 3     1,357      58,210  Sh         OTHER                          58,210
AMEDISYS INC       COM         023436 10 8     1,297      30,700  Sh         OTHER                          30,700
SOUTHWEST BANCORP
INC OKLA           COM         844767 10 3     1,262      63,100  Sh         OTHER                          63,100
CISCO SYS INC      COM         17275R 10 2     1,251      73,076  Sh         OTHER                          73,076
BP PLC             SPONSORED
                   ADR         055622 10 4     1,162      18,088  Sh         OTHER                          18,088
BELLSOUTH CORP     COM         079860 10 2     1,046      38,595  Sh         OTHER                          38,595
OFFSHORE
LOGISTICS INC      COM         676255 10 2       969      33,200  Sh         OTHER                          33,200
DISNEY WALT CO     COM DISNEY  254687 10 6       943      39,350  Sh         OTHER                          39,350
MCDONALDS CORP     COM         580135 10 1       937      27,800  Sh         OTHER                          27,800
NIC INC            COM         62914B 10 0       906     147,000  Sh         OTHER                         147,000
GOLDMAN SACHS
GROUP INC          COM         38141G 10 4       894       7,000  Sh         OTHER                           7,000
JOHNSON & JOHNSON  COM         478160 10 4       853      14,185  Sh         OTHER                          14,185
PROCTER &
GAMBLE CO          COM         742718 10 9       852      14,720  Sh         OTHER                          14,720
AFLAC INC          COM         001055 10 2       792      17,070  Sh         OTHER                          17,070
VIACOM INC         CL B        925524 30 8       713      21,859  Sh         OTHER                          21,859
GRAINGER W W INC   COM         384802 10 4       711      10,000  Sh         OTHER                          10,000
CHEVRON CORP NEW   COM         166764 10 0       694      12,232  Sh         OTHER                          12,232
HOME DEPOT INC     COM         437076 10 2       679      16,782  Sh         OTHER                          16,782
AMERICAN INTL
GROUP INC          COM         026874 10 7       655       9,600  Sh         OTHER                           9,600
SECURITY BANK
CORP               COM         814047 10 6       652      28,000  Sh         OTHER                          28,000
ALLSTATE CORP      COM         020002 10 1       649      12,000  Sh         OTHER                          12,000
BRISTOL MYERS
SQUIBB CO          COM         110122 10 8       620      26,968  Sh         OTHER                          26,968
PEOPLES FINL
CORP MISS          COM         71103B 10 2       593      35,200  Sh         OTHER                          35,200

                         St. Denis J. Villere & Co., LLC
                                  Amended 13F
                               December 31, 2005

PNC FINL SVCS
GROUP INC          COM         693475 10 5       587       9,500  Sh         OTHER                           9,500
KIMBERLY CLARK
CORP               COM         494368 10 3       519       8,700  Sh         OTHER                           8,700
DEVELOPERS
DIVERSIFIED RLTY   COM         251591 10 3       517      11,000  Sh         OTHER                          11,000
MORGAN STANLEY     COM NEW     617446 44 8       504       8,882  Sh         OTHER                           8,882
WAL MART STORES
INC                COM         931142 10 3       479      10,240  Sh         OTHER                          10,240
PEPSICO INC        COM         713448 10 8       475       8,045  Sh         OTHER                           8,045
FIRST DATA CORP    COM         319963 10 4       462      10,748  Sh         OTHER                          10,748
CENTRAL GARDEN &
PET CO             COM         153527 10 6       436       9,500  Sh         OTHER                           9,500
REGIONS FINANCIAL
CORP NEW           COM         7591EP 10 0       426      12,478  Sh         OTHER                          12,478
MERCK & CO INC     COM         589331 10 7       422      13,255  Sh         OTHER                          13,255
MEDTRONIC INC      COM         585055 10 6       397       6,900  Sh         OTHER                           6,900
COLGATE PALMOLIVE
CO                 COM         194162 10 3       383       6,985  Sh         OTHER                           6,985
MICROSOFT CORP     COM         594918 10 4       373      14,262  Sh         OTHER                          14,262
QLT INC            COM         746927 10 2       371      58,317  Sh         OTHER                          45,700
WACHOVIA CORP
2ND NEW            COM         929903 10 2       353       6,678  Sh         OTHER                           6,678
RF MONOLITHICS
INC                COM         74955F 10 6       348      62,800  Sh         OTHER                          62,800
FEDERAL NATL MTG
ASSN               COM         313586 10 9       344       7,050  Sh         OTHER                           7,050
SIGNATURE BK
NEW YORK NY        COM         82669G 10 4       340      12,100  Sh         OTHER                          12,100
TUPPERWARE BRANDS
CORP               COM         899896 10 4       338      15,102  Sh         OTHER                          15,102
BURLINGTON
RES INC            COM         122014 10 3       307       3,566  Sh         OTHER                           3,566
VERIZON
COMMUNICATIONS     COM         92343V 10 4       295       9,783  Sh         OTHER                           9,783
HEWITT ASSOCS INC  COM         42822Q 10 0       266       9,500  Sh         OTHER                           9,500
ROYAL DUTCH
SHELL PLC          SPONS
                   ADR A       780259 20 6       257       4,176  Sh         OTHER                           4,176
TOREADOR RES CORP  COM         891050 10 6       255      12,100  Sh         OTHER                          12,100
COOPER COS INC     COM NEW     216648 40 2       250       4,875  Sh         OTHER                           4,875
NEWPARK RES INC    COM PAR
                   $.01NEW     651718 50 4       250      32,700  Sh         OTHER                          32,700
LINCARE HLDGS INC  COM         532791 10 0       249       5,948  Sh         OTHER                           5,948
PPG INDS INC       COM         693506 10 7       244       4,216  Sh         OTHER                           4,216
FEDERAL REALTY
INVT TR            SH BEN
                   INT NEW     313747 20 6       243       4,000  Sh         OTHER                           4,000
ALTRIA GROUP INC   COM         02209S 10 3       241       3,227  Sh         OTHER                           3,227
ANADARKO PETE
CORP               COM         032511 10 7       237       2,504  Sh         OTHER                           2,504
LOWES COS INC      COM         548661 10 7       229       3,435  Sh         OTHER                           3,435
KINDER MORGAN
ENERGY PARTNER     UT LTD
                   PARTNER     494550 10 6       227       4,750  Sh         OTHER                           4,750
SHORE BANCSHARES
INC                COM         825107 10 5       226       7,125  Sh         OTHER                           7,125
BAXTER INTL INC    COM         071813 10 9       226       6,000  Sh         OTHER                           6,000
                                             828,038